Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2014
Prospectus Date	rr_ProspectusDate	Oct. 10, 2014